Taxes on Income (Details) - Schedule of Significant Components of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Carryforward tax losses	$ 10,449	$ 10,519
Research and development	2,594	3,901
Operating lease liability	381	577
Accrued social benefits and other	494	533
Deferred tax assets	13,918	15,530
Less - valuation allowance	(13,478)	(14,865)
Deferred tax Liabilities:
Operating lease asset	(388)	(580)
Other	(52)	(85)
Deferred tax Liabilities	(440)	(665)
Net deferred tax assets